DEBT - Interest Costs Recognized on 2026 Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Debt Instrument [Line Items]
Total interest expense recognized	$ 9,259	$ 9,063	$ 8,232
Convertible Debt | 2026 Notes
Debt Instrument [Line Items]
Contractual interest expense	1,174	1,615	1,179
Amortization of debt discount and issuance costs	8,085	7,546	7,053
Total interest expense recognized	$ 9,259	$ 9,161	$ 8,232